Exhibit 99.4

Rebuttal Findings 07.15.2026

Seller:

Deal ID:

Total Loan Count: 406

Loans by Grade in Population
Loan Grade	Count	Percentage
1	357	87.93%
2	20	4.93%
3	29	7.14%

Trade Summary
Loan Status	Count	Percentage
Review Complete	377	92.86%
In Rebuttal	29	7.14%

				Finding Status				Final Finding Grade
Initial Findings Grade	Count	Rebuttal Received	Responses Given	Open	Resolved	UpHeld	Void	3	4	2	1
3	60	54	54	32	28	0	0	32	0	21	7
1	1161	0	0	1161	0	0	0	0	0	0	1161

		Initial Finding Grade			Final Finding Grade
Exceptions	Count	3	4	2	3	4	2
Compliance	12	12	0	0	6	0	1
Security Instrument - Name Discrepancy	3	3	0	0	0	0	0
Note - Address Discrepancy	2	2	0	0	2	0	0
Security Instrument - Property Address Discrepancy	2	2	0	0	2	0	0
Security Instrument - Inaccurate	1	1	0	0	0	0	0
Security Instrument - Incomplete	1	1	0	0	1	0	0
ROR - Other	1	1	0	0	1	0	0
Rescission Test	1	1	0	0	0	0	1
Security Instrument - Trust Missing	1	1	0	0	0	0	0
Credit	2	2	0	0	0	0	0
DTI - Exceeds Guidelines - originator (not pcqc eligible)	2	2	0	0	0	0	0
Valuation	46	46	0	0	26	0	20
Appraisal - Value is not supported within a 10% variance	46	46	0	0	26	0	20